Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position - Lytus Technologies Holdings Pvt.Ltd [Member]	Sep. 30, 2022 USD ($)
Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position [Line Items]
(i) Other receivables
(ii) Trade receivables	2,549,041
(iii) Cash and cash equivalents	4,103,822
(iv) Others financial assets	819,936
b) Other current assets	1,729,168
Total current assets	9,201,967
a) Property, plant and equipment, net	7,696,551
b) Capital work-in-process	977,728
c) Intangible assets and Goodwill	1,141,621
d) Intangible assets under development	3,836,627
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets	11,156
f) Other non-current assets	137,764
g) Deferred tax assets	14,242
Total non-current assets	13,815,689
Asset held for sale
Total assets	23,017,656
(i) Borrowings	365,871
(ii) Trade payables	7,398,207
(iii) Other financial liabilities	1,859,025
b) Employee benefits obligation	173
c) Other current liabilities	1,131,883
b) Customer acquisation payable
d) Provisions
e) Current tax liability	284,892
Total current liabilities	11,040,051
(i) Borrowings	13,908
(ii) Other financial liabilities	16,206
b) Customer acquisition payable, net of current portion
c) Employee benefits obligations	60,961
d) Provisions
e) Deferred tax liability	359,156
Total non-current liabilities	450,231
Total liabilities	11,490,282
Commitments and contingencies	9,650,560
a) Equity share capital	375,766
b) Other equity	9,089,507
Equity attributable to owners of the Company	9,465,273
Non-controlling interests	2,062,101
Total equity	11,527,374
Liabilities directly associated with the assets held for sale
Total liabilities and equity	23,017,656
Total Impact of Restatement [Member]
Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position [Line Items]
a) Financial assets
(i) Other receivables	(54,343,241)
(ii) Trade receivables	2,549,041
(iii) Cash and cash equivalents	91,651
(iv) Others financial assets	819,629
b) Other current assets	1,488,991
Total current assets	(49,393,929)
a) Property, plant and equipment, net	7,696,551
b) Capital work-in-process	977,728
c) Intangible assets and Goodwill	(28,494,150)
d) Intangible assets under development
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets	11,156
f) Other non-current assets	(1,209,797)
g) Deferred tax assets	(110,779)
Total non-current assets	(21,129,291)
Asset held for sale
Total assets	(70,523,220)
(i) Borrowings	328,209
(ii) Trade payables	6,847,101
(iii) Other financial liabilities	1,055,100
b) Employee benefits obligation	173
c) Other current liabilities	(7,484,463)
b) Customer acquisation payable	(27,104,338)
d) Provisions
e) Current tax liability	(3,498,547)
Total current liabilities	(29,856,765)
(i) Borrowings	13,908
(ii) Other financial liabilities	16,206
b) Customer acquisition payable, net of current portion	(27,104,338)
c) Employee benefits obligations	60,961
d) Provisions
e) Deferred tax liability	(1,206,418)
Total non-current liabilities	(28,219,681)
Total liabilities	(58,076,446)
Commitments and contingencies	9,650,560
a) Equity share capital
b) Other equity	(14,506,968)
Equity attributable to owners of the Company	(14,506,968)
Non-controlling interests	2,060,194
Total equity	(12,446,774)
Liabilities directly associated with the assets held for sale
Total liabilities and equity	(70,523,220)
Previously Reported [Member]
Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position [Line Items]
(i) Other receivables	54,343,241
(ii) Trade receivables
(iii) Cash and cash equivalents	4,012,171
(iv) Others financial assets	307
b) Other current assets	240,177
Total current assets	58,595,896
a) Property, plant and equipment, net
b) Capital work-in-process
c) Intangible assets and Goodwill	29,635,771
d) Intangible assets under development	3,836,627
(i) Other investments
(ii) Trade receivables
(ii) other non-current financial assets
f) Other non-current assets	1,347,561
g) Deferred tax assets	125,021
Total non-current assets	34,944,980
Asset held for sale
Total assets	93,540,876
(i) Borrowings	37,662
(ii) Trade payables	551,106
(iii) Other financial liabilities	803,925
b) Employee benefits obligation
c) Other current liabilities	8,616,346
b) Customer acquisation payable	27,104,338
d) Provisions
e) Current tax liability	3,783,439
Total current liabilities	40,896,816
(i) Borrowings
(ii) Other financial liabilities
b) Customer acquisition payable, net of current portion	27,104,338
c) Employee benefits obligations
d) Provisions
e) Deferred tax liability	1,565,574
Total non-current liabilities	28,669,912
Total liabilities	69,566,728
Commitments and contingencies
a) Equity share capital	375,766
b) Other equity	23,596,475
Equity attributable to owners of the Company	23,972,241
Non-controlling interests	1,907
Total equity	23,974,148
Liabilities directly associated with the assets held for sale
Total liabilities and equity	93,540,876
Modification of Reachnet Agreement [Member]
Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position [Line Items]
(i) Other receivables	(54,343,241)
(iv) Others financial assets	367,517
Total current assets	(53,975,724)
c) Intangible assets and Goodwill	(29,563,079)
f) Other non-current assets	(1,347,561)
g) Deferred tax assets	(110,779)
Total non-current assets	(31,021,419)
Asset held for sale
Total assets	(84,997,143)
(iii) Other financial liabilities	(786,526)
c) Other current liabilities	(8,614,526)
b) Customer acquisation payable	(27,104,338)
e) Current tax liability	(3,783,439)
Total current liabilities	(40,288,829)
b) Customer acquisition payable, net of current portion	(27,104,338)
e) Deferred tax liability	(1,565,574)
Total non-current liabilities	(28,669,912)
Total liabilities	(68,958,741)
b) Other equity	(16,038,402)
Equity attributable to owners of the Company	(16,038,402)
Total equity	(16,038,402)
Liabilities directly associated with the assets held for sale
Total liabilities and equity	(84,997,143)
Accusation of Sri Sai [Member]
Restatement Due To Modification Agreement (Details) - Schedule of Consolidated Statement of Condensed Interim Financial Position [Line Items]
(ii) Trade receivables	2,549,041
(iii) Cash and cash equivalents	91,651
(iv) Others financial assets	452,112
b) Other current assets	1,488,991
Total current assets	4,581,795
a) Property, plant and equipment, net	7,696,551
b) Capital work-in-process	977,728
c) Intangible assets and Goodwill	1,068,929
(ii) other non-current financial assets	11,156
f) Other non-current assets	137,764
g) Deferred tax assets
Total non-current assets	9,892,128
Asset held for sale
Total assets	14,473,923
(i) Borrowings	328,209
(ii) Trade payables	6,847,101
(iii) Other financial liabilities	1,841,626
b) Employee benefits obligation	173
c) Other current liabilities	1,130,063
b) Customer acquisation payable
e) Current tax liability	284,892
Total current liabilities	10,432,064
(i) Borrowings	13,908
(ii) Other financial liabilities	16,206
b) Customer acquisition payable, net of current portion
c) Employee benefits obligations	60,961
e) Deferred tax liability	359,156
Total non-current liabilities	450,231
Total liabilities	10,882,295
Commitments and contingencies	9,650,560
a) Equity share capital
b) Other equity	1,531,434
Equity attributable to owners of the Company	1,531,434
Non-controlling interests	2,060,194
Total equity	3,591,628
Liabilities directly associated with the assets held for sale
Total liabilities and equity	$ 14,473,923